SEVERANCE PAY FUND AND ACCRUED SEVERANCE PAY (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SEVERANCE PAY FUND AND ACCRUED SEVERANCE PAY
Severance pay fund	$ 1,837	$ 1,624	$ 2,002
Accrued severance liability		$ 2,775	$ 3,597